UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5384

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2006

Date of reporting period: May 31, 2006

Item 1.	Report to Stockholders.

Annual Report

Cookson Peirce Core Equity Fund

(Symbol: CPEQX)

May 31, 2006

Investment Advisor

Cookson, Peirce & Co., Inc.

555 Grant Street

Suite 380

Pittsburgh, PA 15219

Phone: 1-866-412-CORE (2673)

Cookson Peirce Core Equity Fund

Annual Report

July 28, 2006

Dear Shareholders:

Cookson, Peirce & Co., Inc. is pleased to provide you with our annual report for the Cookson Peirce Core Equity Fund. As manager of the Fund, we continue to be very happy with the early results. Since inception (8/3/05) the Fund has gained 15.90% which continues to far outpace the S&P 500 Index return of 3.66% over the same period.

Through May 31, 2006 the Fund has reduced its number of equity positions to 32 securities (from 40 earlier this year) with the top five holdings accounting for nearly a quarter of the overall investment allocation. The majority of the Fund’s investments, 76%, are in firms with market capitalizations in excess of $5 billion. The Machinery industry group, at 19%, ranks as the largest concentration in the Fund with Metals and Mining our second largest weighting at 11%.

Three securities comprise the Metals and Mining allocation, Nucor Corporation, Peabody Energy Corporation and Phelps Dodge Corporation, and each have been among the top performing investments in the portfolio. Throughout the beginning of 2006, strong international demand from industrializing economies has driven commodity prices to multi-year highs and with it the share prices of many related securities. The Fund’s performance to date has been paced by McDermott International, Inc., a manufacturing and engineering services firm that targets the energy sector. An explosion in demand for McDermott’s services has driven exponential revenue and earnings growth without signs of abatement.

Profitability concerns arose in the first quarter 2006 earnings reports of several Health Maintenance Organization (“HMO”) securities, which led the Fund to divest its stake in this industry group. While earnings remained strong for the current quarter, it appeared that competition for market share among firms was coming at the expense of future profitability. Prior to these earnings announcements the Fund had taken positions in four separate HMO securities.

Looking ahead, we continue to have a positive outlook on the market. We view the recent decline in the stock market as a short term correction and not the onset of a bear market. Inflationary concerns are well warranted, but pricing pressures at the current level are not alarming. The concern over a reoccurrence of the 1980’s dreaded stagflation seems a bit overdone. While China is certainly a growing economy, it is difficult to ascertain how one nation is going to be solely responsible for driving pricing pressures domestically, even with outsized demand for energy and raw materials. In short, we see the market continuing to “climb the wall of worry,” albeit a higher wall than earlier this year.

We appreciate your investment in the Cookson Peirce Core Equity Fund and look forward to a continued rewarding relationship.

Sincerely,

Bruce W. Miller

Senior Portfolio Manager, Executive Vice President

Cory S. Krebs

Portfolio Manager, Assistant Vice President

Daniel S. Henderson

Director of Sales/Marketing, Executive Vice President

Past Performance is not a guarantee of future results.

Opinions expressed above are those of Cookson Peirce and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Short term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns. Fund holdings are subject to change and are not recommendations to buy or sell any security. Investment returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced.

COOKSON PEIRCE CORE EQUITY FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/05 – 5/31/06).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Fund within six months of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs

COOKSON PEIRCE CORE EQUITY FUND

of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Cookson Peirce Core Equity Fund
	Beginning Account Value 12/1/05	Ending Account Value 5/31/06	Expenses Paid During Period 12/1/05 – 5/31/06*
Actual	$1,000.00	$1,097.50	$10.46

Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05
*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

COOKSON PEIRCE CORE EQUITY FUND

Investment Highlights

(Unaudited)

The investment objective of the Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies. The Fund is managed by using an approach that imposes no limits or restrictions on market capitalization of its investments. The Fund's investment strategy focuses on individual stock selection taking into consideration the stock's industry group. Using quantitative measures established by the Advisor, the Fund seeks to purchase equities which have stronger relative performance than other equities. The Fund's sector breakdown as of May 31, 2006 is shown below.

COOKSON PEIRCE CORE EQUITY FUND

Investment Highlights (continued)

(Unaudited)

Total Returns as of May 31, 2006

	Cookson Peirce Core Equity Fund	S&P 500 Index
Six Months	9.75%	2.60%

Cumulative Since Inception (8/3/05)	15.90%	3.66%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-412-CORE (2673). The Fund imposes a 1.00% redemption fee on shares held less than six months.

Short-term performance, in particular, is not a good indication of the Fund's future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The chart does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index. Sector allocations are subject to change.

COOKSON PEIRCE CORE EQUITY FUND

Investment Highlights (continued)

(Unaudited)

*	Inception Date

COOKSON PEIRCE CORE EQUITY FUND

Schedule of Investments

May 31, 2006

	Shares	Value
COMMON STOCKS 99.57%

Aerospace & Defense 5.58%
General Dynamics Corp.	4,300	$273,652
Precision Castparts Corp.	4,500	259,335

		532,987

Air Freight & Logistics 2.68%
Expeditors International of Washington, Inc.	2,600	255,970

Biotechnology 3.89%
Applera Corp. — Applied Biosystems Group	12,550	371,480

Capital Markets 7.89%
E*Trade Financial Corp.(a)	14,110	342,450
The Goldman Sachs Group, Inc.	2,720	410,584

		753,034

Chemicals 6.04%
Monsanto Co.	1,500	126,240
Praxair, Inc.	8,550	450,585

		576,825

Commercial Banks 4.81%
Compass Bancshares, Inc.	8,250	459,112

Commercial Services & Supplies 4.64%
Waste Management, Inc.	12,100	443,102

Construction & Engineering 7.41%
Jacobs Engineering Group Inc.(a)	3,770	294,173
McDermott International, Inc.(a)	6,300	413,343

		707,516

Construction Materials 2.93%
Martin Marietta Materials, Inc.	3,050	279,105

Electronic Equipment & Instruments 4.25%
Agilent Technologies, Inc.(a)	11,625	405,596

Food Products 4.68%
Campbell Soup Co.	12,700	446,913

Health Care Equipment & Supplies 2.00%
Millipore Corp.(a)	2,750	190,850

Health Care Providers & Services 0.77%
McKesson Corp.	1,480	73,260

Insurance 5.02%
Manulife Financial Corp.	3,940	260,434
W.R. Berkley Corp.	6,375	219,109

		479,543

See accompanying notes to the financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Schedule of Investments (continued)

May 31, 2006

	Shares	Value
Machinery 18.59%
Caterpillar Inc.	4,000	$291,800
Cummins Inc.	3,400	374,714
Harsco Corp.	3,650	295,723
Joy Global Inc.	7,000	376,180
SPX Corp.	8,300	436,663

		1,775,080

Metals & Mining 10.61%
Nucor Corp.	4,430	466,346
Peabody Energy Corp.	5,600	349,104
Phelps Dodge Corp.	2,300	197,087

		1,012,537

Oil & Gas 3.85%
Marathon Oil Corp.	4,900	367,745

Real Estate 0.29%
Simon Property Group, Inc.	350	27,871

Road & Rail 3.37%
Burlington Northern Santa Fe Corp.	2,310	178,817
Norfolk Southern Corp.	2,700	142,452

		321,269

Specialty Retail 0.27%
Charming Shoppes, Inc.(a)	2,280	25,399

TOTAL COMMON STOCKS (Cost $8,373,600)		9,505,194

SHORT TERM INVESTMENT 0.43%
Investment Company
The AIM STIT Liquid Assets Portfolio	41,304	41,304

TOTAL SHORT TERM INVESTMENT (Cost $41,304)		41,304

Total Investments (Cost $8,414,904) 100.00%		9,546,498
Other Assets in Excess of Liabilities 0.00%		355

Total Net Assets 100.00%		$9,546,853

Percentages are stated as a percent of net assets.

(a)	Non-Income Producing

See accompanying notes to the financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Statement of Assets and Liabilities

May 31, 2006
Assets
Investments, at value (cost $8,414,904)	$9,546,498
Dividends and interest receivable	13,408
Receivable for capital shares sold	64,502
Receivable for investments sold	165,499
Other assets	7,176

Total Assets	9,797,083

Liabilities
Payable for investments purchased	182,265
Payable to Advisor	4,362
Payable to affiliates	32,783
Accrued interest payable	27
Accrued expenses and other liabilities	30,793

Total Liabilities	250,230

Net Assets	$9,546,853

Net Assets Consist Of:
Paid-in capital	$8,756,683
Accumulated net realized loss	(341,424)
Net unrealized appreciation on investments	1,131,594

Net Assets	$9,546,853

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	823,646

Net asset value, redemption price and offering price per share	$11.59

See accompanying notes to the financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Statement of Operations

For the Period Ended May 31, 2006(1)
Investment Income
Dividend income(2)	$54,632
Interest income	5,594

Total Investment Income	60,226

Expenses
Advisory fees	59,286
Administration fees	24,931
Transfer agent fees and expenses	22,859
Fund accounting fees	21,931
Audit and tax fees	20,500
Legal fees	7,996
Federal and state registration fees	7,646
Custody fees	6,684
Reports to shareholders	3,998
Trustees’ fees and related expenses	3,925
Other expenses	4,743

Total Expenses Before Interest Expense	184,499
Interest expense	41

Total Expenses	184,540
Less waivers and reimbursement by Advisor	(89,656)

Net Expenses	94,884

Net Investment Loss	(34,658)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss from security transactions	(341,459)
Change in net unrealized appreciation on investments	1,131,594

Net Realized and Unrealized Gain on Investments	790,135

Net Increase In Net Assets From Operations	$755,477

(1)	The Fund commenced operations on August 3, 2005.
(2)	Net of $519 in foreign withholding tax.

See accompanying notes to the financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Statement of Changes in Net Assets

Period Ended May 31, 2006(1)
From Operations
Net investment loss	$(34,658)
Net realized loss from security transactions	(341,459)
Change in net unrealized appreciation on investments	1,131,594

Net increase in net assets from operations	755,477

From Capital Share Transactions
Proceeds from shares sold	8,853,529
Payments for shares redeemed	(62,153)

Net increase in net assets from capital share transactions	8,791,376

Total increase in net assets	9,546,853

Net Assets:
Beginning of period	—

End of period	$9,546,853

(1)	Fund commenced operations on August 3, 2005.

See accompanying notes to the financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Financial Highlights

For the Period Ended May 31, 2006(1) Per Share Data for a Share Outstanding Throughout the Period

Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07	)(2),(3)
Net realized and unrealized gain on investments	1.66

Total from investment operations	1.59

Net Asset Value, End of Period	$11.59

Total Return(4)	15.90%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$9,547
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(5),(6)	3.89%
After waiver and expense reimbursement(5),(6)	2.00%
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(6),(7)	(2.62)%
After waiver and expense reimbursement(6),(7)	(0.73)%
Portfolio turnover rate(4)	60.99%

(1)	Fund commenced operations on August 3, 2005.
(2)	Per share net investment loss was calculated prior to tax adjustments.
(3)	Per share net investment loss has been calculated using the daily average share method.
(4)	Not annualized for periods less than a full year.
(5)	The ratio of expenses to average net assets includes interest expense. The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding interest expense were 3.89% and 2.00%, respectively, for the period ended May 31, 2006.
(6)	Annualized.
(7)	The net investment loss ratios include interest expense.

See accompanying notes to the financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements

May 31, 2006

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Cookson Peirce Core Equity Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term growth of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on August 3, 2005. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Cookson, Peirce & Co., Inc. (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith in accordance with procedures adopted by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value at the time of the U.S. market close. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation. If any significant discrepancies are found, the Fund may adjust its fair valuation pricing procedures.

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements, continued

May 31, 2006

The Board of Trustees will regularly evaluate whether their fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Valuation Committee.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. No redemption fees were charged during the period ended May 31, 2006 for the Fund.

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements, continued

May 31, 2006

(f)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

There were no distributions paid to shareholders for the period ended May 31, 2006.

As of May 31, 2006, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$8,414,904

Gross tax unrealized appreciation	1,247,151
Gross tax unrealized depreciation	(115,557)

Net tax unrealized appreciation	1,131,594

Undistributed ordinary income	—
Undistributed long-term capital gain	—

Total distributable earnings	—

Other accumulated losses	(341,424)

Total accumulated earnings	$790,170

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At May 31, 2006, the Fund had a capital loss carryforward of $35,613. Federal income tax laws do not allow a net investment loss to be carried forward to offset any future net investment income.

At May 31, 2006 the Fund had a post-October capital loss of $305,811.

On the Statements of Assets and Liabilities, the following permanent tax adjustments were made.

Accumulated Net Investment Income or (Loss)	Accumulated Net Realized Gain or (Loss)	Paid-in Capital
$34,658	$35	$(34,693)

The permanent differences primarily relate to net operating losses.

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements, continued

May 31, 2006

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.25% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses through July 21, 2006, and shall continue thereafter at the discretion of the Advisor to the extent necessary to ensure that the Fund’s operating expenses do not exceed 2.00% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. For the period ended May 31, 2006, expenses of $89,656 incurred by the Fund were waived by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended May 31, 2006(1)
Shares Sold	829,444
Shares Redeemed	(5,798)

Net Increase	823,646

(1)	Fund commenced operations on August 3, 2005.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended May 31, 2006, were $12,126,926 and $3,411,867, respectively. There were no purchases or sales of U.S. government securities for the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Cookson Peirce Core Equity Fund:

We have audited the accompanying statement of assets and liabilities of Cookson Peirce Core Equity Fund, one of the diversified series constituting Trust for Professional Managers (the “Fund”), including the schedule of investments, as of May 31, 2006, and the related statements of operations and changes in net assets and the financial highlights for the period from August 3, 2005 (commencement of operations) to May 31, 2006. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2006, and the results of its operations, the changes in its net assets, and the financial highlights for the period from August 3, 2005 (commencement of operations) to May 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Milwaukee, Wisconsin

July 20, 2006

COOKSON PEIRCE CORE EQUITY FUND

Additional Information

(Unaudited)

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-412-CORE (2673).

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Trustee	Indefinite Term; Since August 22, 2001	Professor and Chair, Department of Accounting, Marquette University (2004–present); Associate Professor of Accounting, Marquette University (1996–2004).	5	Independent Trustee, MUTUALS.com (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 49	Trustee	Indefinite Term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (airline company) (1985–Present); Director, Flight Standards & Training (1990–1999).	5	Independent Trustee, MUTUALS.com (an open-end investment company with two portfolios).

COOKSON PEIRCE CORE EQUITY FUND

Additional Information (continued)

(Unaudited)

Interested Trustee and Officers

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 43	Chairperson, President and Treasurer/ Principal Accounting Officer and Trustee	Indefinite Term; Since August 22, 2001	Senior Vice President, U.S. Bancorp Fund Services, LLC (1994–Present).	5	Director/Trustee, Buffalo Funds (an open-end investment company with eight portfolios); Trustee, MUTUALS.com (an open-end investment company with two portfolios).

Michael R. McVoy 615 E. Michigan St. Milwaukee, WI 53202 Age: 48	Chief Compliance Officer	Indefinite Term; Since April 29, 2005	Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2002–present); General Counsel, U.S. Bancorp Fund Services, LLC (1986–present); Anti-Money Laundering Officer, U.S. Bancorp Fund Services, LLC (2002–present).	N/A	N/A

Rachael A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 26	Secretary	Indefinite Term; Since November 15, 2005	Counsel, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Cookson Peirce Core Equity Fund has adopted proxy voting policies and procedures that delegate to the Advisor, the authority to vote proxies. A description of the Cookson Peirce Core Equity Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-412-CORE (2673). A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Beginning August 31, 2006, the Fund’s proxy voting record for the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll free, 1-866-412-CORE (2673), or by accessing SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

COOKSON PEIRCE CORE EQUITY FUND

Investment Advisor	Cookson, Peirce & Co., Inc.
555 Grant Street
Suite 380
Pittsburgh, Pennsylvania 15219

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association
1555 North RiverCenter Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller and other senior financial officers. The Registrant has revised its code of ethics during the period covered by this report to provide that the audit committee of the Registrant has delegated to the Registrant’s Chief Compliance Officer the responsibility to oversee the day-to-day operation of the Registrant’s code of ethics, and other miscellaneous changes. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the Registrant’s Code of Ethics is filed herewith.

Item 3.	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael D. Akers is the audit committee financial expert and is considered to be independent in accordance with SEC rules. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4.	Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services and tax services during the last fiscal year1. “Audit services” refer to professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees and tax fees by the principal accountant.

FYE 5/31/2006
Audit Fees	17,500
Tax Fees	3,000

There were no audit-related fees billed in the last fiscal year for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements. There were also no other fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported above.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including non-audit services to be performed for the Registrant’s investment adviser or any affiliated entity of the

[1]	The Cookson Peirce Core Equity Fund commenced operations on August 3, 2005.

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investment adviser if the engagement relates directly to the operations and financial reporting of the Registrant. In accordance with its pre-approval policies and procedures, the audit committee pre-approved all audit and tax services provided by the principal accountant during the last fiscal year. All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

There were no non-audit fees billed by the Registrant’s principal accountant for services to the Registrant and to the Registrant’s investment adviser for the last fiscal year.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

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Item 12.	Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through the filing of an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By	/S/ JOSEPH NEUBERGER
Joseph Neuberger, President and Treasurer

Date	7-31-06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By	/S/ JOSEPH NEUBERGER
Joseph Neuberger, President and Treasurer

Date	7-31-06